Investment Risks - Tuttle Capital Equity Plus Tail Risk ETF	Jul. 17, 2026
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The market price of instruments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities and other financial instruments may decline in value due to factors affecting markets generally or particular industries represented in the markets. The value of a financial instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

S&P 500 Index Risk Member
Prospectus [Line Items]
Risk [Text Block]
S&P 500 Index Risk. The Fund seeks to gain exposure to the performance of the S&P 500, which is designed to measure the performance of large-capitalization companies listed on U.S. exchanges. As a result, the Fund’s performance will depend largely on the performance of the securities included in the S&P 500 and the overall U.S. equities market. Because the Index is market-capitalization weighted, the Fund may be more heavily invested in certain companies, sectors, or industries that represent a larger portion of the S&P 500. As a result, the Fund’s performance may be disproportionately affected by developments impacting those companies or sectors. For example, the S&P 500 may at times have significant exposure to technology-related companies, making the Fund more sensitive to developments affecting that sector. Although the Fund does not invest directly in the component securities of the S&P 500, the Fund is still exposed generally to the following risks:

Large Capitalization Company Risk. The S&P 500 is comprised of approximately 500 leading U.S. companies selected based on market capitalization, liquidity, and other criteria determined by S&P Dow Jones Indices LLC. Although the companies included in the S&P 500 are generally considered large and established, large-capitalization companies may experience slower growth rates than smaller companies and may be less able to adapt quickly to changing market conditions or technological developments.

Equity Market Risk. The Fund’s investments are subject to general equity market risk. The market prices of equity securities may fluctuate significantly in response to a variety of factors, including changes in economic conditions, interest rates, corporate earnings, geopolitical events, market sentiment, and regulatory developments. These fluctuations may cause the value of the Fund’s shares to decline.

S&P 500 Index Risk, Large Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Capitalization Company Risk. The S&P 500 is comprised of approximately 500 leading U.S. companies selected based on market capitalization, liquidity, and other criteria determined by S&P Dow Jones Indices LLC. Although the companies included in the S&P 500 are generally considered large and established, large-capitalization companies may experience slower growth rates than smaller companies and may be less able to adapt quickly to changing market conditions or technological developments.

S&P 500 Index Risk, Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Market Risk. The Fund’s investments are subject to general equity market risk. The market prices of equity securities may fluctuate significantly in response to a variety of factors, including changes in economic conditions, interest rates, corporate earnings, geopolitical events, market sentiment, and regulatory developments. These fluctuations may cause the value of the Fund’s shares to decline.

Inability Of The Fund To Achieve Equity Plus Risk Member
Prospectus [Line Items]
Risk [Text Block]
Inability of the Fund to Achieve Equity Plus Risk. The Tuttle Capital No Bleed Tail Risk Index is not intended to be profitable during normal market conditions and there is no assurance that a Tail Risk event will occur, or if one does occur, that the Underlying Index will achieve returns during the Tail Risk event that are sufficient to overcome losses incurred during normal market conditions. The ability for the Tail Risk Index to generate enough income during stable market conditions and to generate a large enough profit from a Tail Risk event to negate or minimize the “bleed” depends on a variety of factors. These factors include, but are not limited to, the ability of the Underlying Index to generate sufficient income to offset Tail Risk position expenses during stable market conditions through its various options strategies, the ability of the Underlying Index to position its long volatility and downside exposure properly such that it capitalizes off Tail Risk events in a sufficient manner to offset expenses incurred during stable market conditions, and the actual occurrence of a Tail Risk event. Any of these factors or other factors outside the control of the Fund and Adviser may cause the Fund to lose value.

Highly Volatile Markets Member
Prospectus [Line Items]
Risk [Text Block]
Highly Volatile Markets. The prices of financial instruments in which the Fund may invest can be highly volatile. Specifically, investments linked to equity market volatility, including swaps on the Underlying Index, VIX options and futures contracts, can be highly volatile and may experience sudden, large and unexpected losses. Price movements of the financial instruments in which the Fund is invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is subject to the risk of failure of any of the exchanges on which its positions trade or of their clearinghouses.

Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in the securities or other ordinary investments that comprise the Underlying Index, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts, particularly FLEX Options. The value of the options written and purchased by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

When the Fund sells (writes) call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the share price of the underlying security above the exercise prices of such options, but will continue to bear the risk of declines in the value of the underlying asset. When the Fund sells a put it collects premiums from the purchaser but the Fund risks loss if the value of the reference asset falls below the strike price and the put is exercised by the purchaser. IN this instance, the Fund’s losses will be equal to the strike price minus any premiums received from the purchaser. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells.

VIX Options and Futures Risk. The Underlying Index’s VIX options and futures contracts components can be highly volatile and the Fund may experience sudden and large losses as a result of its exposure to the Underlying Index, or when using VIX options and futures directly (if at all). Investments linked to equity market volatility, including VIX options and futures contracts, can be highly volatile and may experience sudden, large and unexpected losses. VIX options and futures contracts are unlike traditional options and futures contracts and are not based on a tradable reference asset. An index is not directly investable, and the settlement price of a VIX options or futures contract is based on the calculation that determines the level of the VIX. As a result, the behavior of a VIX options and futures contract may be different from traditional options and futures contract whose settlement price is based on a specific tradable asset and may differ from an investor’s expectations. The market for and price of VIX options and futures contracts may fluctuate widely based on a variety of factors including changes in overall market movements, prevailing market prices and forward volatility levels of the U.S. equity markets, the S&P 500 Index and securities included therein, supply and demand and hedging activities in the listed and over-the-counter derivatives markets, disruption in trading of equities and derivatives, market and exchange closures, political and economic events and policies, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics), changes in interest rates or inflation rates, and the level of contango or backwardation in the VIX futures markets. Low or no volatility may have an adverse impact on the performance of the Fund.

Swap Agreements Risk. The Fund expects to use swap agreements to achieve its investment objective. Swap agreements are generally entered into with financial institutions for a specified period and are typically traded over-the-counter. The Fund bears the risk that a counterparty to a swap agreement may default or fail to perform its obligations. Over-the-counter swaps may be less liquid than exchange-traded instruments and may be more difficult to value. Changes in interest rates and other market conditions may increase the costs associated with swap agreements and reduce the Fund’s returns.

Derivatives Risk, Options Contracts Member
Prospectus [Line Items]
Risk [Text Block]
Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts, particularly FLEX Options. The value of the options written and purchased by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

When the Fund sells (writes) call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the share price of the underlying security above the exercise prices of such options, but will continue to bear the risk of declines in the value of the underlying asset. When the Fund sells a put it collects premiums from the purchaser but the Fund risks loss if the value of the reference asset falls below the strike price and the put is exercised by the purchaser. IN this instance, the Fund’s losses will be equal to the strike price minus any premiums received from the purchaser. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells.

Derivatives Risk, VIX Options And Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	VIX Options and Futures Risk. The Underlying Index’s VIX options and futures contracts components can be highly volatile and the Fund may experience sudden and large losses as a result of its exposure to the Underlying Index, or when using VIX options and futures directly (if at all). Investments linked to equity market volatility, including VIX options and futures contracts, can be highly volatile and may experience sudden, large and unexpected losses. VIX options and futures contracts are unlike traditional options and futures contracts and are not based on a tradable reference asset. An index is not directly investable, and the settlement price of a VIX options or futures contract is based on the calculation that determines the level of the VIX. As a result, the behavior of a VIX options and futures contract may be different from traditional options and futures contract whose settlement price is based on a specific tradable asset and may differ from an investor’s expectations. The market for and price of VIX options and futures contracts may fluctuate widely based on a variety of factors including changes in overall market movements, prevailing market prices and forward volatility levels of the U.S. equity markets, the S&P 500 Index and securities included therein, supply and demand and hedging activities in the listed and over-the-counter derivatives markets, disruption in trading of equities and derivatives, market and exchange closures, political and economic events and policies, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics), changes in interest rates or inflation rates, and the level of contango or backwardation in the VIX futures markets. Low or no volatility may have an adverse impact on the performance of the Fund.
Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Swap Agreements Risk. The Fund expects to use swap agreements to achieve its investment objective. Swap agreements are generally entered into with financial institutions for a specified period and are typically traded over-the-counter. The Fund bears the risk that a counterparty to a swap agreement may default or fail to perform its obligations. Over-the-counter swaps may be less liquid than exchange-traded instruments and may be more difficult to value. Changes in interest rates and other market conditions may increase the costs associated with swap agreements and reduce the Fund’s returns.

Passive Strategy/Index Risk Member
Prospectus [Line Items]
Risk [Text Block]
Passive Strategy/Index Risk. The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities and derivatives positions. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold financial instruments (primarily swaps) that track the performance of the Underlying Indexes regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in financial instruments, securities and derivatives regardless of market conditions or the performance of individual financial instruments, securities, derivatives, or underlying reference assets could cause the Fund's return to be lower than if the Fund employed an active strategy.

The Underlying Indexes are unmanaged, and the Fund cannot invest directly in the Underlying Indexes. The Fund will incur operating expenses and transaction costs that the Underlying Indexes do not incur, which may cause the Fund’s performance to differ from that of the Underlying Indexes. In addition, the Fund may experience tracking error—the risk that the Fund’s return may not match or closely track the return of the Underlying Indexes—due to factors such as expenses, transaction costs, timing differences, sampling techniques, and regulatory requirements.

Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. While the Fund is intended to track the performance of the Underlying Indexes as closely as possible (i.e., to achieve a high degree of correlation with each Underlying Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Underlying Indexes due to expenses and transaction costs incurred in adjusting the Portfolio and obtaining its exposure to the Underlying Index. In addition, it is possible that the Fund may not always fully replicate the performance of the Underlying Indexes due to the unavailability of certain financial instruments, counterparties to engage in swaps on the Underlying Index, and other expenses, or due to other extraordinary circumstances (e.g., if trading in a financial instrument has been halted)

Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. The Fund does not seek leveraged returns but as a result of the Fund’s use of certain derivatives it may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Other Investment Companies Risk. To the extent that the Fund invests in other ETFs or investment companies, the value of an investment in the Fund is based on the performance of the underlying funds in which the Fund invests and the allocation of its assets among those ETFs or investment companies. The underlying ETFs and investment companies may change their investment goals, policies or practices and there can be no assurance that the underlying ETFs or investment companies will achieve their respective investment goals. Because the Fund invests in ETFs and other investment companies, shareholders indirectly bear a proportionate share of the expenses charged by the underlying funds in which it invests which impacts the Fund’s performance. The principal risks of an investment in the Fund include the principal risks of investing in the underlying ETFs and investment companies.

The Fund is exposed to the risks of the underlying ETFs and investment companies in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades. In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund’s transactions in shares of the underlying funds. The Fund’s ability to achieve its investment goal depends, in part, upon the- Adviser’s skill in selecting an optimal mix of underlying funds.

Short-Term Treasury And Cash Holdings Risk Member
Prospectus [Line Items]
Risk [Text Block]
Short-Term Treasury and Cash Holdings Risk. The Fund’s investments in cash and equivalents, including, but not limited to, short-term U.S. Government securities such as U.S. Treasury securities and exchange-traded funds that invest in short-term instruments such as the Laddered T-Bill ETF, are subject to the risk that if the market advances during periods when the Fund is holding a large cash or cash equivalent position, the Fund may not participate in market increases as much as it would have if it had been more fully invested. This could adversely affect the Fund’s performance as compared to other investments.

Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Changes in interest rates can result in losses for fixed-income and other securities. Specifically, for fixed-income securities or fixed-income ETFs, when interest rates rise, the market values of the fixed-income instruments normally decrease. Typically, the longer the maturity or duration of a fixed-income security, the greater the security’s sensitivity to changes in interest rates. Changes in monetary policy, government policy, government spending and inflation may affect the level of interest rates.

Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Tuttle Capital Equity Plus Tail Risk Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Tuttle Capital Equity Plus Tail Risk Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Tuttle Capital Equity Plus Tail Risk Subsidiary, will not have all the protections offered to investors in registered investment companies.

Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund will qualify as a regulated investment company (a “RIC”) for tax purposes if, among other things, it satisfies a source-of-income test and an asset-diversification test. Investing in the VIX or derivatives based upon the VIX presents a risk for the Fund because income from such investments would not qualify as good income under the source-of-income test. The Fund will gain exposure to the VIX through investments in the Tuttle Capital Equity Plus Tail Risk Subsidiary, which is intended to provide the Fund with exposure to the VIX’s returns while enabling the Fund to satisfy source-of-income requirements. There is some uncertainty about how the Tuttle Capital Equity Plus Tail Risk Subsidiary will be treated for tax purposes and thus whether the Fund can maintain exposure to the VIX’s returns without risking its status as a RIC for tax purposes. Failing to qualify as a RIC for tax purposes could have adverse consequences for the Fund and its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.
ETF Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

ETF Structure Risk, Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

ETF Structure Risk, Market Price Variance Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

ETF Structure Risk, Authorized Participants (“APs”), Market Makers, And Liquidity Providers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

ETF Structure Risk, Costs Of Buying Or Selling Shares Of An ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.